Employee Future Benefits - Summary of Benefit Obligations and Fair Value (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,940	$ 978
Plan with projected benefit obligation, fair value of plan assets	1,681	790
Accumulated benefit obligation	268	833
Plan with accumulated benefit obligation, fair value of plan assets	130	790
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	320	310
Plan with accumulated benefit obligation, fair value of plan assets	$ 36	$ 31